Nonexempt Party-in-Interest and Related Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Nonexempt Party-in-Interest and Related Party Transactions	EXEMPT PARTY-IN-INTEREST AND RELATED PARTY TRANSACTIONS
Certain Plan investments are shares of Crane NXT and Crane Company common stock and registered investment companies and collective trust funds managed by Vanguard. Crane NXT is the Plan sponsor and Vanguard is a trustee as defined by the Plan (see Note 1), and, therefore, these investment transactions qualify as exempt party-in-interest transactions. Balances of Vanguard managed funds as of December 31, 2025 and 2024 were $365,437,281 and $322,753,323, respectively. These funds had net investment income of $52,778,997 for the year ended December 31, 2025. Fees incurred for investment management services, if any, were paid by the Plan as a reduction in the return on investment.

Crane Company and its subsidiaries were identified as related parties of Crane NXT. The following tables set forth the Plan investment details for the two companies.

	As of December 31, 2025 and for the year ended December 31, 2025
Investment	Shares	Cost basis	Fair Value	Investment Income
Crane NXT	65,062	$2,589,515	$3,062,490	$(646,665)
Crane Company	27,775	$1,068,648	$5,122,497	$1,104,837

	As of December 31, 2024
Investment	Shares	Cost basis	Fair Value
Crane NXT	73,067	$2,710,898	$4,253,956
Crane Company	38,238	$1,468,017	$5,802,569

Certain officers and employees of the Company (who may also be participants in the Plan) perform administrative services related to the operation and financial reporting of the Plan. The Company pays these individuals salaries and also pays other administrative expenses on behalf of the Plan. Notes receivable from participants also qualify as exempt party-in-interest transactions.
NONEXEMPT PARTY-IN-INTEREST TRANSACTIONS
The Company remitted participant contributions of $396 to the trust later than may be required by Department of Labor Regulation 2510.3-102 in May 2024 when OpSec employees first began participating in the Plan. In 2025, the Company corrected the late participant contributions through the self-correction component of the Voluntary Fiduciary Correction Program ("VFCP") and Prohibited Transaction Exemption 2002-51, as amended, which included crediting participant accounts with the amount of lost earnings and interest in accordance with the VFCP self-correction component.